Stock Based Compensation (Details 1) - Aircom 2014 Plan [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Options outstanding, Beginning	932,262	932,262	1,088,882
Granted
Exercised			(3,936)
Forfeited/Cancelled			(152,684)
Options outstanding, Ending	932,262	932,262	932,262
Exercisable, Ending	681,587	846,287	629,795
Weighted Average Exercise Price Per Share
Options outstanding, Beginning	$ 0.4081	$ 0.4081	$ 0.8087
Granted
Exercised			0.0067
Forfeited/Cancelled			3.2749
Options outstanding, Ending	0.4081	0.4081	0.4081
Exercisable, Ending	0.2200	0.3660	0.2060
Weighted Average Fair Value Per Share
Options outstanding, beginning	0.1282	0.1282	0.2542
Granted
Exercised			0.0019
Forfeited/Cancelled			1.0296
Options outstanding, Ending	0.1282	0.1282	0.1282
Exercisable, Ending	$ 0.0690	$ 0.1150	$ 0.0645